LONG - TERM BORROWINGS AND OTHER NOTE PAYABLES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Debt outstanding	$ 700,000		$ 700,000		$ 700,000
Debt maturity date			Sep. 30, 2021		Sep. 30, 2021
Debt discount	$ 93,500		$ 93,500		$ 112,300
Accrude rate of interest	8.00%		8.00%		8.00%
Debt balloon payment amount					$ 700,000
Accrued interest on debt	$ 120,500		$ 120,500		110,100
Accretion of debt discount expenses	$ 9,400	$ 9,400	$ 46,700	$ 35,500	82,300
6% Loan Payable [Member]
Principal payments					$ 5,000
19% Note Payable - Finance Company [Member]
Description of debt payment terms					Over thirty-six equal payments of $1,200 through May 8, 2018.
Description of frequency of periodic payment					Monthly
Principal payments					$ 1,200